Inventories (Tables)	12 Months Ended
Aug. 27, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consist of the following:

(In thousands)	August 27, 2016	August 29, 2015
Finished goods	$19,129	$12,179
Work-in-process	76,350	66,602
Raw materials	60,740	65,928
Total	156,219	144,709
LIFO reserve	(33,697)	(32,544)
Total inventories	$122,522	$112,165